Share Capital and Capital Surplus (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Share Capital
(a)	Share capital as of December 31, 2020 and 2021 are as follows:

(Share, in Won)	2020		2021
Authorized shares		200,000,000	200,000,000
Par value	￦	5,000	5,000
Issued shares(*1)		87,186,835	87,186,835
Shared capital(*2)	￦	482,403,125,000	482,403,125,000

(*1)	As of December 31, 2021, total number of ADRs of 26,067,848 outstanding in overseas stock market are equivalent to 6,516,962 shares of common stock.
(*2)	As of December 31, 2021, the difference between the ending balance of common stock and the aggregate par value of issued common stock is ￦ 46,469 million due to retirement of 9,293,790 treasury stocks.

Changes in Issued Common Stock
(b)	The changes in issued common stock for the years ended December 31, 2020 and 2021 were as follows:

(share)	2020			2021
	Issued shares	Treasury shares	Number of outstanding shares	Issued shares	Treasury shares	Number of outstanding shares
Beginning	87,186,835	(7,071,194)	80,115,641	87,186,835	(11,171,363)	76,015,472
Acquisition of treasury shares	—	(4,100,169)	(4,100,169)	—	(389,900)	(389,900)

Ending	87,186,835	(11,171,363)	76,015,472	87,186,835	(11,561,263)	75,625,572

Summary of Capital Surplus

(c)	Capital surplus as of December 31, 2020 and 2021 are as follows:

(in millions of Won)	2020		2021
Share premium	￦	463,825	463,825
Gain on disposal of treasury shares		796,623	796,623
Other capital surplus		59,555	136,968

	￦	1,320,003	1,397,416